Annual Total Returns - Fidelity Freedom Index 2055 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2055 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 01, 2011
Investor Class
Bar Chart Table:
Annual Return 2012	13.73%
Annual Return 2013	20.28%
Annual Return 2014	6.59%
Annual Return 2015	(1.59%)
Annual Return 2016	9.44%
Annual Return 2017	20.52%
Annual Return 2018	(7.17%)
Annual Return 2019	26.01%
Annual Return 2020	16.48%